Share-based compensation (Details) - Restricted Share Unit $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended		50 Months Ended
	Dec. 15, 2014 $ / shares shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 CNY (¥) shares	Mar. 31, 2015 shares
Share-based compensation
Term of RSU Scheme				10 years
Number of equivalent shares	1
Shares granted in period	7,300,000
Ordinary shares issued and deposited into the Trust (in shares)	7,080,000
Fair value of each RSU | $ / shares	$ 4.15
Outstanding RSUs (in shares)		7,300,000	7,300,000	7,300,000
Exercisable RSUs (in shares)		0	0	0
Weighted average remaining contract life		3 years	3 years
Total share-based compensation expense		$ 2,667	¥ 16,535
Direct costs
Share-based compensation
Total share-based compensation expense		67	416
Sales and marketing
Share-based compensation
Total share-based compensation expense		746	4,624
General and administrative
Share-based compensation
Total share-based compensation expense		$ 1,854	¥ 11,495